UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette            West Hartford, CT           April 27, 2012
     --------------------            -----------------           --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          150
                                         -----------

Form 13F Information Table Value Total:  $   255,662
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1               COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
---------------------------  ---------------  ---------  ----------  ---------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                TITLE OF                   VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
      NAME OF ISSUER              CLASS         CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
---------------------------  ---------------  ---------  ----------  ----------  ---  ----  ----------  -------- ------- ------ ----
3M CO                        COM              88579Y101       2,643      29,623  SH         Sole                  29,623
7 DAYS GROUP HLDGS LTD       ADR              81783J101         139      11,105  SH         Sole                  11,105
ABB LTD                      SPONSORED ADR    000375204       1,514      74,200  SH         Sole                  74,200
ABBOTT LABS                  COM              002824100         696      11,348  SH         Sole                  11,348
ABIOMED INC                  COM              003654100         299      13,490  SH         Sole                  13,490
AECOM TECHNOLOGY CORP
  DELAWA                     COM              00766T100       1,059      47,355  SH         Sole                  47,355
AEGION CORP                  COM              00770F104         215      12,050  SH         Sole                  12,050
AFLAC INC                    COM              001055102         877      19,080  SH         Sole                  19,080
ALLERGAN INC                 COM              018490102       1,159      12,150  SH         Sole                  12,150
ALPS ETF TR                  ALERIAN MLP      00162Q866       1,661      99,839  SH         Sole                  99,839
ALTERA CORP                  COM              021441100       1,601      40,200  SH         Sole                  40,200
AMERICAN EXPRESS CO          COM              025816109         902      15,588  SH         Sole                  15,588
AMGEN INC                    COM              031162100       2,237      32,911  SH         Sole                  32,911
AMPHENOL CORP NEW            CL A             032095101         784      13,120  SH         Sole                  13,120
ANADARKO PETE CORP           COM              032511107         566       7,222  SH         Sole                   7,222
AON CORP                     COM              037389103       2,428      49,500  SH         Sole                  49,500
APACHE CORP                  COM              037411105       2,629      26,170  SH         Sole                  26,170
APPLE INC                    COM              037833100       7,549      12,591  SH         Sole                  12,591
AQUA AMERICA INC             COM              03836W103         724      32,495  SH         Sole                  32,495
AT&T INC                     COM              00206R102       2,793      89,449  SH         Sole                  89,449
AUTOMATIC DATA PROCESSING
  IN                         COM              053015103         464       8,416  SH         Sole                   8,416
BAKER HUGHES INC             COM              057224107         724      17,261  SH         Sole                  17,261
BERKLEY W R CORP             COM              084423102       1,683      46,600  SH         Sole                  46,600
BERKSHIRE HATHAWAY INC DEL   CL B             084670207       2,397      29,534  SH         Sole                  29,534
BLACKSTONE GROUP L P         COM UNIT LTD     09253U108         387      24,250  SH         Sole                  24,250
BRISTOL MYERS SQUIBB CO      COM              110122108       1,689      50,038  SH         Sole                  50,038
CANADIAN NAT RES LTD         COM              136385101         202       6,075  SH         Sole                   6,075
CATERPILLAR INC DEL          COM              149123101         236       2,215  SH         Sole                   2,215
CELGENE CORP                 COM              151020104       2,944      37,976  SH         Sole                  37,976
CHEVRON CORP NEW             COM              166764100       3,304      30,815  SH         Sole                  30,815
CHICAGO BRIDGE & IRON CO N
  V                          N Y REGISTRY SH  167250109         519      12,010  SH         Sole                  12,010
CHINA MOBILE LIMITED         SPONSORED ADR    16941M109       1,175      21,325  SH         Sole                  21,325
CHURCH & DWIGHT INC          COM              171340102         996      20,255  SH         Sole                  20,255
CIMAREX ENERGY CO            COM              171798101       3,253      43,097  SH         Sole                  43,097
CISCO SYS INC                COM              17275R102       3,769     178,187  SH         Sole                 178,187
CITRIX SYS INC               COM              177376100         403       5,110  SH         Sole                   5,110
CLEAN HARBORS INC            COM              184496107       3,553      52,770  SH         Sole                  52,770
CME GROUP INC                COM              12572Q105       1,351       4,670  SH         Sole                   4,670
COCA COLA CO                 COM              191216100       3,242      43,808  SH         Sole                  43,808
COGNIZANT TECHNOLOGY
  SOLUTIO                    CL A             192446102       1,335      17,345  SH         Sole                  17,345
COLGATE PALMOLIVE CO         COM              194162103       2,277      23,291  SH         Sole                  23,291
COMCAST CORP NEW             CL A SPL         20030N200       2,309      78,250  SH         Sole                  78,250
CONOCOPHILLIPS               COM              20825C104       1,683      22,136  SH         Sole                  22,136
COSTCO WHSL CORP NEW         COM              22160K105       3,975      43,780  SH         Sole                  43,780
CVS CAREMARK CORPORATION     COM              126650100       3,798      84,767  SH         Sole                  84,767
DANAHER CORP DEL             COM              235851102       4,135      73,845  SH         Sole                  73,845
DENTSPLY INTL INC NEW        COM              249030107         958      23,865  SH         Sole                  23,865
DEVON ENERGY CORP NEW        COM              25179M103         410       5,768  SH         Sole                   5,768
DIAGEO P L C                 SPON ADR NEW     25243Q205         313       3,247  SH         Sole                   3,247
DISNEY WALT CO               COM DISNEY       254687106       3,259      74,448  SH         Sole                  74,448
DRESSER-RAND GROUP INC       COM              261608103         232       5,000  SH         Sole                   5,000
DU PONT E I DE NEMOURS & CO  COM              263534109         540      10,199  SH         Sole                  10,199
E M C CORP MASS              COM              268648102       2,464      82,472  SH         Sole                  82,472
ECOLAB INC                   COM              278865100       5,470      88,625  SH         Sole                  88,625
EMERSON ELEC CO              COM              291011104       2,350      45,037  SH         Sole                  45,037
EXELON CORP                  COM              30161N101         326       8,307  SH         Sole                   8,307
EXPRESS SCRIPTS INC          COM              302182100       1,259      23,245  SH         Sole                  23,245
EXXON MOBIL CORP             COM              30231G102      11,558     133,270  SH         Sole                 133,270
FASTENAL CO                  COM              311900104       1,203      22,245  SH         Sole                  22,245
FIDELITY NATL INFORMATION
  SV                         COM              31620M106         434      13,110  SH         Sole                  13,110
FIRST NIAGARA FINL GRP INC   COM              33582V108         555      56,365  SH         Sole                  56,365
FLOWSERVE CORP               COM              34354P105         794       6,870  SH         Sole                   6,870
FUEL TECH INC                COM              359523107         260      47,618  SH         Sole                  47,618
GENERAL ELECTRIC CO          COM              369604103       2,271     113,153  SH         Sole                 113,153
GOLDMAN SACHS GROUP INC      COM              38141G104       1,745      14,029  SH         Sole                  14,029
GOOGLE INC                   CL A             38259P508       5,363       8,363  SH         Sole                   8,363
GRAINGER W W INC             COM              384802104         299       1,390  SH         Sole                   1,390
HARLEY DAVIDSON INC          COM              412822108         675      13,745  SH         Sole                  13,745
HOME DEPOT INC               COM              437076102         996      19,795  SH         Sole                  19,795
ILLINOIS TOOL WKS INC        COM              452308109         226       3,949  SH         Sole                   3,949
INTEL CORP                   COM              458140100       2,123      75,525  SH         Sole                  75,525
INTERNATIONAL BUSINESS
  MACHS                      COM              459200101       4,433      21,246  SH         Sole                  21,246
INTUIT                       COM              461202103         987      16,401  SH         Sole                  16,401
INTUITIVE SURGICAL INC       COM NEW          46120E602       2,121       3,915  SH         Sole                   3,915
JACOBS ENGR GROUP INC DEL    COM              469814107       1,307      29,450  SH         Sole                  29,450
JOHNSON & JOHNSON            COM              478160104       4,520      68,523  SH         Sole                  68,523
JOY GLOBAL INC               COM              481165108         519       7,060  SH         Sole                   7,060
JPMORGAN CHASE & CO          COM              46625H100         800      17,398  SH         Sole                  17,398
KINDER MORGAN ENERGY
  PARTNER                    UT LTD PARTNER   494550106         591       7,136  SH         Sole                   7,136
KINDER MORGAN MANAGEMENT
  LLC                        SHS              49455U100       3,048      40,835  SH         Sole                  40,835
KOHLS CORP                   COM              500255104         497       9,925  SH         Sole                   9,925
KRAFT FOODS INC              CL A             50075N104       2,150      56,560  SH         Sole                  56,560
LANDAUER INC                 COM              51476K103         256       4,830  SH         Sole                   4,830
LIBERTY GLOBAL INC           COM SER A        530555101       1,313      26,221  SH         Sole                  26,221
LIBERTY GLOBAL INC           COM SER C        530555309       1,557      32,503  SH         Sole                  32,503
LINCOLN ELEC HLDGS INC       COM              533900106         535      11,798  SH         Sole                  11,798
LOEWS CORP                   COM              540424108         929      23,300  SH         Sole                  23,300
LOWES COS INC                COM              548661107         574      18,305  SH         Sole                  18,305
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605       1,314      24,880  SH         Sole                  24,880
MARVELL TECHNOLOGY GROUP
  LTD                        ORD              G5876H105       1,471      93,515  SH         Sole                  93,515
MCDONALDS CORP               COM              580135101       4,088      41,668  SH         Sole                  41,668
MCKESSON CORP                COM              58155Q103         317       3,607  SH         Sole                   3,607
MEDCO HEALTH SOLUTIONS INC   COM              58405U102       2,106      29,959  SH         Sole                  29,959
MEDTRONIC INC                COM              585055106         232       5,924  SH         Sole                   5,924
MERCK & CO INC NEW           COM              58933Y105         475      12,365  SH         Sole                  12,365
MICROSOFT CORP               COM              594918104       5,048     156,517  SH         Sole                 156,517
MONSANTO CO NEW              COM              61166W101         984      12,331  SH         Sole                  12,331
MORNINGSTAR INC              COM              617700109         948      15,030  SH         Sole                  15,030
NEW ENGLAND BANCSHARES INC
  C                          COM NEW          643863202         386      36,750  SH         Sole                  36,750
NEW ORIENTAL ED & TECH GRP
  I                          SPON ADR         647581107       1,202      43,775  SH         Sole                  43,775
NEWFIELD EXPL CO             COM              651290108       1,014      29,250  SH         Sole                  29,250
NEWS CORP                    CL A             65248E104       2,149     109,025  SH         Sole                 109,025
NEXTERA ENERGY INC           COM              65339F101       1,186      19,425  SH         Sole                  19,425
NIKE INC                     CL B             654106103       2,539      23,416  SH         Sole                  23,416
NOBLE ENERGY INC             COM              655044105       1,949      19,934  SH         Sole                  19,934
NORTHEAST UTILS              COM              664397106         594      16,010  SH         Sole                  16,010
NOVARTIS A G                 SPONSORED ADR    66987V109         661      11,930  SH         Sole                  11,930
OCCIDENTAL PETE CORP DEL     COM              674599105         460       4,835  SH         Sole                   4,835
ORACLE CORP                  COM              68389X105       2,501      85,755  SH         Sole                  85,755
PEOPLES UNITED FINANCIAL
  INC                        COM              712704105       1,193      90,180  SH         Sole                  90,180
PEPSICO INC                  COM              713448108       6,942     104,630  SH         Sole                 104,630
PFIZER INC                   COM              717081103       1,891      83,523  SH         Sole                  83,523
PHILIP MORRIS INTL INC       COM              718172109         317       3,575  SH         Sole                   3,575
POTASH CORP SASK INC         COM              73755L107         432       9,450  SH         Sole                   9,450
POWERSHARES EFT TRUST        DYN BIOT & GEN   73935X856         537      23,690  SH         Sole                  23,690
POWERSHARES GLOBAL ETF
  TRUST                      GBL WTR PORT     73936T623       1,539      85,030  SH         Sole                  85,030
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104         209       3,100  SH         Sole                   3,100
PRAXAIR INC                  COM              74005P104       3,040      26,515  SH         Sole                  26,515
PRECISION CASTPARTS CORP     COM              740189105         785       4,541  SH         Sole                   4,541
PROCTER & GAMBLE CO          COM              742718109       6,073      90,357  SH         Sole                  90,357
PROGRESSIVE CORP OHIO        COM              743315103         987      42,600  SH         Sole                  42,600
QEP RES INC                  COM              74733V100       1,043      34,210  SH         Sole                  34,210
QUALCOMM INC                 COM              747525103       2,000      29,385  SH         Sole                  29,385
QUANTA SVCS INC              COM              74762E102       2,442     116,860  SH         Sole                 116,860
ROCKVILLE FINL INC NEW       COM              774188106         355      30,435  SH         Sole                  30,435
SCHLUMBERGER LTD             COM              806857108       3,359      48,040  SH         Sole                  48,040
SEADRILL LIMITED             COM              G7945E105         206       5,480  SH         Sole                   5,480
SOUTHERN CO                  COM              842587107         217       4,823  SH         Sole                   4,823
STANLEY BLACK & DECKER INC   COM              854502101       1,567      20,359  SH         Sole                  20,359
STRYKER CORP                 COM              863667101       2,843      51,242  SH         Sole                  51,242
TEVA PHARMACEUTICAL INDS
  LTD                        ADR              881624209         393       8,715  SH         Sole                   8,715
TEXTRON INC                  COM              883203101         394      14,140  SH         Sole                  14,140
THERMO FISHER SCIENTIFIC
  INC                        COM              883556102       3,878      68,775  SH         Sole                  68,775
TORONTO DOMINION BK ONT      COM              891160509       1,051      12,372  SH         Sole                  12,372
TRANSOCEAN LTD               REG SHS          H8817H100       1,005      18,368  SH         Sole                  18,368
UNION PAC CORP               COM              907818108         818       7,612  SH         Sole                   7,612
UNITED TECHNOLOGIES CORP     COM              913017109       5,126      61,800  SH         Sole                  61,800
UNITEDHEALTH GROUP INC       COM              91324P102       2,107      35,743  SH         Sole                  35,743
VALE S A                     ADR              91912E105         320      13,700  SH         Sole                  13,700
VANCEINFO TECHNOLOGIES INC   ADR              921564100         403      33,445  SH         Sole                  33,445
VEECO INSTRS INC DEL         COM              922417100       1,038      36,285  SH         Sole                  36,285
VERIZON COMMUNICATIONS INC   COM              92343V104         657      17,184  SH         Sole                  17,184
VISA INC                     COM CL A         92826C839       1,712      14,505  SH         Sole                  14,505
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209       1,167      42,174  SH         Sole                  42,174
WAL MART STORES INC          COM              931142103       3,545      57,924  SH         Sole                  57,924
WASTE MGMT INC DEL           COM              94106L109       1,150      32,900  SH         Sole                  32,900
WELLS FARGO & CO NEW         COM              949746101         383      11,211  SH         Sole                  11,211
WILLIAMS COS INC DEL         COM              969457100         214       6,950  SH         Sole                   6,950
WOODWARD GOVERNOR CO         COM              980745103         999      23,320  SH         Sole                  23,320
YUM BRANDS INC               COM              988498101       3,203      44,999  SH         Sole                  44,999